Condensed Balance Sheets - USD ($)		Sep. 30, 2021	Dec. 31, 2020
Assets:
Cash		$ 715,774
Prepaid Expenses		198,465
Total current assets		914,239
Deferred offering costs			130,686
Cash and securities held in Trust Account		345,024,019
Total assets		345,938,258	130,686
Liabilities and Shareholders' Equity
Accrued offering costs and expenses		118	113,634
Due to related party
Total current liabilities		118	113,634
Deferred underwriting fee		12,075,000
Warrant liability		24,063,287
Total liabilities		36,138,405	113,634
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 34,500,000 and no shares at redemption value at September 30, 2021 and December 31, 2020, respectively		345,024,019
Shareholders' Equity (Deficit)
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; no shares issued and outstanding (excluding 34,500,000 and 0 shares subject to possible redemption) at September 30, 2021 and December 31, 2020, respectively		0
Class B ordinary shares, $0.0001 par value; 20,000,000 shares authorized; 8,625,000 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively	[1]	863	863
Additional paid-in capital		0	24,137
Accumulated deficit		(35,225,029)	(7,948)
Total shareholders' equity (deficit)		(35,224,166)	17,052
Total Liabilities and Shareholders' Equity (Deficit)		$ 345,938,258	$ 130,686

[1]	Share count at December 31, 2020 included up to 1,125,000 founder shares that were subject to forfeiture by the Sponsor if the over-allotment option was not exercised in full or in part by the underwriters (see Note 6).